UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21470
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 107.3%

Security	Shares	Value
Beverages — 0.9%
Anheuser-Busch InBev NV(1)	160,000	$9,728,173

		$9,728,173

Chemicals — 5.5%
Air Liquide SA(1)	75,000	$9,465,329
Air Products and Chemicals, Inc.(1)	125,000	11,003,750
BASF SE(1)	220,000	16,970,639
LyondellBasell Industries NV, Class A(1)	235,000	10,128,500
PPG Industries, Inc.(1)	150,000	13,437,000

		$61,005,218

Commercial Banks — 3.7%
Nordea Bank AB(1)	1,500,000	$12,591,638
Wells Fargo & Co.(1)	985,461	28,785,316

		$41,376,954

Communications Equipment — 3.1%
HTC Corp.(1)	298,650	$4,911,061
QUALCOMM, Inc.(1)	445,000	26,174,900
Telefonaktiebolaget LM Ericsson, Class B(1)	300,000	2,791,868

		$33,877,829

Computers & Peripherals — 1.0%
Apple, Inc.(1)(2)	25,000	$11,412,000

		$11,412,000

Diversified Financial Services — 1.2%
JPMorgan Chase & Co.(1)	350,000	$13,055,000

		$13,055,000

Diversified Telecommunication Services — 9.3%
AT&T, Inc.(1)	300,000	$8,823,000
BCE, Inc.(1)	400,000	16,320,000
BT Group PLC(1)	4,423,881	14,231,948
Koninklijke KPN NV(1)	800,000	8,778,739
Singapore Telecommunications, Ltd.(1)	7,400,000	18,179,456
Telstra Corp., Ltd.(1)	10,500,000	37,112,087

		$103,445,230

Electric Utilities — 4.9%
Edison International(1)	350,000	$14,364,000
SSE PLC(1)	2,050,000	39,552,568

		$53,916,568

Electrical Equipment — 1.4%
ABB, Ltd.(1)(2)	740,000	$15,443,659

		$15,443,659

Energy Equipment & Services — 1.3%
Seadrill, Ltd.(1)	400,000	$14,894,346

		$14,894,346

Food Products — 3.5%
Nestle SA(1)	675,000	$38,734,223

		$38,734,223

Security	Shares	Value
Health Care Providers & Services — 4.3%
Fresenius Medical Care AG & Co. KGaA(1)	360,000	$25,737,671
UnitedHealth Group, Inc.(1)	425,000	22,010,750

		$47,748,421

Hotels, Restaurants & Leisure — 6.1%
Carnival Corp.(1)	450,000	$13,590,000
McDonald’s Corp.(1)	550,000	54,477,500

		$68,067,500

Industrial Conglomerates — 2.9%
Orkla ASA(1)	1,000,000	$8,113,041
Siemens AG(1)	254,571	24,040,720

		$32,153,761

Insurance — 6.3%
Aflac, Inc.(1)	350,000	$16,880,500
MetLife, Inc.(1)	750,000	26,497,500
Prudential Financial, Inc.(1)	470,000	26,902,800

		$70,280,800

IT Services — 2.8%
International Business Machines Corp.(1)	160,000	$30,816,000

		$30,816,000

Machinery — 2.1%
Deere & Co.(1)	275,000	$23,691,250

		$23,691,250

Media — 1.4%
McGraw-Hill Cos., Inc. (The)(1)	350,000	$16,100,000

		$16,100,000

Multi-Utilities — 0.4%
National Grid PLC(1)	500,000	$4,978,883

		$4,978,883

Oil, Gas & Consumable Fuels — 11.9%
Chevron Corp.(1)	400,000	$41,232,000
ConocoPhillips(1)	235,000	16,029,350
ENI SpA(1)	740,000	16,396,060
Marathon Oil Corp.(1)	400,000	12,556,000
Repsol YPF SA(1)	730,000	20,129,362
Statoil ASA(1)	600,000	15,106,315
Total SA(1)	200,000	10,600,347

		$132,049,434

Pharmaceuticals — 10.1%
AstraZeneca PLC(1)	620,000	$29,861,038
Johnson & Johnson(1)	200,000	13,182,000
Novartis AG(1)	435,000	23,608,905
Pfizer, Inc.(1)	835,000	17,869,000
Sanofi SA(1)	375,000	27,803,569

		$112,324,512

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.(1)	206,322	$28,061,855

		$28,061,855

Road & Rail — 3.5%
Norfolk Southern Corp.(1)	165,000	$11,913,000
Union Pacific Corp.(1)	235,000	26,862,850

		$38,775,850

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.7%
Intel Corp.(1)	900,000	$23,778,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	2,058,343	28,981,469

		$52,759,469

Software — 3.2%
Microsoft Corp.(1)	900,000	$26,577,000
Oracle Corp.(1)	300,000	8,460,000

		$35,037,000

Tobacco — 6.4%
Altria Group, Inc.(1)	350,000	$9,940,000
British American Tobacco PLC	400,000	18,419,281
Imperial Tobacco Group PLC(1)	739,920	26,498,246
Philip Morris International, Inc.(1)	210,000	15,701,700

		$70,559,227

Water Utilities — 1.1%
United Utilities Group PLC(1)	1,250,000	$11,870,267

		$11,870,267

Wireless Telecommunication Services — 1.8%
Millicom International Cellular SA SDR(1)	120,000	$11,880,001
Vodafone Group PLC(1)	3,000,000	8,091,478

		$19,971,479

Total Common Stocks (identified cost $962,356,988)		$1,192,134,908

Preferred Stocks — 19.7%

Security	Shares	Value
Capital Markets — 0.3%
Charles Schwab Corp. (The), 7.00%(3)	3,715	$3,827,163

		$3,827,163

Commercial Banks — 10.2%
Abbey National Capital Trust I, 8.963%(3)	5,378	$4,880,369
Bank of America Corp., 8.125%(3)	6,053	6,126,621
BNP Paribas, 7.195%(3)(4)	70	5,650,365
Countrywide Capital V, 7.00%	71,000	1,612,410
Farm Credit Bank of Texas, Series I, 10.00%	5,718	6,623,946
First Niagara Financial Group, Inc., Series B, 8.625%(3)	167,620	4,514,007
First Republic Bank, Series A, 6.70%	119,600	2,995,980
HSBC Capital Funding LP, 10.176%(3)(4)	2,517	3,217,934
JPMorgan Chase & Co., 7.90%(3)	14,752	16,328,951
KeyCorp, Series A, 7.75%	58,635	6,355,448
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	14,850	0
Lloyds Banking Group PLC, 6.267%(2)(3)(4)	6,481	4,309,865
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	9,897	6,779,445
PNC Financial Services Group, Inc., 6.75%(3)	6,150	6,595,168
Royal Bank of Scotland Group PLC, 7.648%(3)	3,450	2,779,685
Royal Bank of Scotland Group PLC, Series F, 7.65%	57,778	1,229,516
Royal Bank of Scotland Group PLC, Series L, 5.75%	104,730	1,752,133
Royal Bank of Scotland Group PLC, Series Q, 6.75%(2)	17,600	280,192
Royal Bank of Scotland Group PLC, Series S, 6.60%(2)	78,150	1,216,795
Standard Chartered PLC, 6.409%(3)(4)	31.97	2,783,967
Standard Chartered PLC, 7.014%(3)(4)	53.47	5,182,381
US Bancorp, Series F, 6.50%(3)	302,830	7,769,497

Security	Shares	Value
Wells Fargo & Co., Series L, 7.50%	12,140	$13,293,300
Zions Bancorporation, Series C, 9.50%	49,950	1,309,689

		$113,587,664

Consumer Finance — 0.7%
Ally Financial, Inc., Series A, 8.50%(3)	380,300	$7,971,659

		$7,971,659

Diversified Financial Services — 0.4%
Citigroup Capital XI, 6.00%	169,580	$3,969,868

		$3,969,868

Electric Utilities — 1.3%
Entergy Arkansas, Inc., 6.45%	54,000	$1,353,375
Entergy Louisiana, LLC, 6.95%	3,675	370,256
Southern California Edison Co., Series C, 6.00%	19,931	1,972,547
Southern California Edison Co., Series D, 6.50%	48,760	5,074,088
Southern California Edison Co., Series E, 6.25%(3)	1,265	1,296,823
Virginia Electric and Power Co., 6.12%	47	4,877,977

		$14,945,066

Food Products — 0.8%
Dairy Farmers of America, 7.875%(4)	75,230	$7,165,657
Ocean Spray Cranberries, Inc., 6.25%(4)	12,750	1,138,337

		$8,303,994

Insurance — 4.0%
Aegon NV, 6.375%	140,238	$3,030,543
Allianz SE, 8.375%	34,080	897,797
Arch Capital Group, Ltd., Series A, 8.00%	2,985	76,744
Aspen Insurance Holdings, Ltd., 7.401%(3)	47,350	1,202,690
AXA SA, 6.379%(3)(4)	8,016	6,137,458
AXA SA, 6.463%(3)(4)	1,381	1,040,250
Endurance Specialty Holdings, Ltd., Series B, 7.50%	197,675	5,230,480
Montpelier Re Holdings, Ltd., 8.875%	394,500	10,994,715
PartnerRe, Ltd., Series E, 7.25%	197,875	5,316,901
Prudential PLC, 6.50%	6,611	5,995,259
RenaissanceRe Holdings, Ltd., Series D, 6.60%	50,855	1,294,260
XLIT, Ltd., Series D, 3.687%(3)	4,020	2,713,751

		$43,930,848

Multi-Utilities — 0.1%
DTE Energy Co., 6.50%	49,575	$1,338,525

		$1,338,525

Real Estate Investment Trusts (REITs) — 1.7%
CapLease, Inc., Series A, 8.125%	200,000	$4,960,000
Cedar Shopping Centers, Inc., Series A, 8.875%	123,300	3,083,733
DDR Corp., Series H, 7.375%	115,250	2,881,250
DDR Corp., Series I, 7.50%	117,000	2,920,320
Duke Realty Corp., 6.95%	87,600	2,199,636
Sunstone Hotel Investors, Inc., Series A, 8.00%	24,800	607,600
Sunstone Hotel Investors, Inc., Series D, 8.00%	97,400	2,363,168

		$19,015,707

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(4)	1,968	$2,252,745

		$2,252,745

Total Preferred Stocks (identified cost $232,513,006)		$219,143,239

Corporate Bonds & Notes — 6.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 1.4%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(4)(7)	$3,593	$2,748,645
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	1,050	1,060,500
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(7)	718	727,873
Citigroup Capital III, 7.625%, 12/1/36	2,515	2,517,940
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	5,653	5,334,730
Mellon Capital IV, 6.244% to 6/20/12, 6/29/49(7)	1,238	1,008,970
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(4)(7)	3,128	2,361,640
SunTrust Preferred Capital I, 4.00%, 6/29/49(3)	400	283,060

		$16,043,358

Diversified Financial Services — 1.1%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	$2,500	$2,497,125
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	1,600	1,392,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(7)	7,240	5,538,600
ZFS Finance USA Trust V, 6.50% to 5/9/17, 5/9/37, 5/9/67(4)(7)(8)	2,485	2,304,838

		$11,732,563

Electric Utilities — 1.0%
Energisa SA, 9.50%, 1/29/49(4)	$2,300	$2,378,890
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	8,600	8,501,616

		$10,880,506

Insurance — 1.8%
Allstate Corp. (The), 6.125% to 5/15/17, 5/15/37, 5/15/67(7)(8)	$830	$785,927
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	5,460	7,611,688
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(4)(7)	2,115	1,832,833
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(7)	1,513	1,341,011
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(4)(7)	2,497	2,259,101
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	6,821	5,755,219

		$19,585,779

Pipelines — 1.0%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$2,920	$2,889,793
Southern Union Co., 3.447%, 11/1/66(3)	8,685	8,315,887

		$11,205,680

Total Corporate Bonds & Notes (identified cost $68,438,124)		$69,447,886

Short-Term Investments — 3.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(9)	$41,392	$41,392,274

Total Short-Term Investments (identified cost $41,392,274)		$41,392,274

Total Investments — 137.0% (identified cost $1,304,700,392)		$1,522,118,307

Other Assets, Less Liabilities — (37.0)%		$(411,369,537)

Net Assets — 100.0%		$1,110,748,770

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

SDR	-	Swedish Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Non-income producing security.

(3)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $72,819,192 or 6.6% of the Fund’s net assets.

(5)		Defaulted security.

(6)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)		Security converts to floating rate after the indicated fixed-rate coupon period.

(8)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $5,364.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	57.3%	$871,789,264
United Kingdom	10.8	164,761,790
Switzerland	5.3	80,045,888
Germany	4.4	67,646,827
France	4.0	60,381,683
Australia	2.7	40,285,931
Norway	2.5	38,113,702
Taiwan	2.2	33,892,530
Sweden	1.8	27,263,507
Bermuda	1.6	24,115,790
Spain	1.3	20,129,362
Netherlands	1.2	18,907,239
Singapore	1.2	18,179,456
Italy	1.1	16,396,060
Canada	1.1	16,320,000
Cayman Islands	0.7	10,721,715
Belgium	0.6	9,728,173
Brazil	0.2	3,439,390
Iceland	0.0	0

Total Investments	100.0%	$1,522,118,307

The Fund did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,304,846,961

Gross unrealized appreciation	$261,209,839
Gross unrealized depreciation	(43,938,493)

Net unrealized appreciation	$217,271,346

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$84,167,500	$—		$—	$84,167,500
Consumer Staples	25,641,700	93,379,923		—	119,021,623
Energy	69,817,350	77,126,430		—	146,943,780
Financials	140,182,971	12,591,638		—	152,774,609
Health Care	53,061,750	107,011,183		—	160,072,933
Industrials	62,467,100	47,597,420		—	110,064,520
Information Technology	156,199,369	7,702,929		—	163,902,298
Materials	34,569,250	26,435,968		—	61,005,218
Telecommunication Services	25,143,000	98,273,709		—	123,416,709
Utilities	14,364,000	56,401,718		—	70,765,718

Total Common Stocks	$665,613,990	$526,520,918	*	$—	$1,192,134,908

Preferred Stocks
Consumer Staples	$—	$8,303,994		$—	$8,303,994
Financials	82,328,211	109,974,698		0	192,302,909
Telecommunication Services	—	2,252,745		—	2,252,745
Utilities	1,338,525	14,945,066		—	16,283,591

Total Preferred Stocks	$83,666,736	$135,476,503		$0	$219,143,239

Corporate Bonds & Notes	$—	$69,447,886		$—	$69,447,886
Short-Term Investments	—	41,392,274		—	41,392,274

Total	$749,280,726	$772,837,581		$0	$1,522,118,307

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended January 31, 2012 to require a reconciliation of Level 3 investments. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the period then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 26, 2012